Operating expenses (Tables)	3 Months Ended
Mar. 31, 2026
Expenses by nature [abstract]
Disclosure of expenses by nature

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Personnel costs	474	1,007
Consulting and professional fees	218	666
Other sales and marketing expenses	168	75
Sales & Marketing	860	1,748
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Sub-contracting, studies and research	29,153	19,795
Personnel costs	5,368	24,395
Consulting and professional fees	3,981	4,026
Intellectual property fees	239	431
Other research and development expenses	560	896
Research and development expenses	39,301	49,542

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Personnel costs	5,059	1,640
Consulting and professional fees	1,935	3,344
Other general and administrative expenses	1,039	1,299
General and administrative expenses	8,033	6,283